Geographical Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Company’s Net Revenue by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, is summarized as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024

United States	$2,108	$1,598	$7,421	$2,847
China	—	288	—	288
Other	242	172	609	353
Total net revenue	$2,350	$2,058	$8,030	$3,488

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Year ended September 30,
	2024	2023

United States	$5,699	$674
China	288	-
Czech Republic	17	223
Thailand	-	300
Other	438	27
Total net revenue	$6,442	$1,224